COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Bandwidth
Operating lease commitments
Schedule of future minimum payments under non-cancelable operating leases

Future minimum payments under non-cancelable operating leases for bandwidth rental consist of the following as of December 31, 2014:

	RMB	US$
2015	721,418	116,271
2016	55,207	8,898
2017	11,040	1,779
2018 and thereafter	—	—
	787,665	126,948

Licensed copyrights
Operating lease commitments
Schedule of future minimum payments under non-cancelable operating leases

Future minimum payments under non-cancelable agreements for licensed copyrights consist of the following as of December 31, 2014:

	RMB	US$
2015	1,376,143	221,794
2016	190,016	30,625
2017	202,915	32,704
2018 and thereafter	—	—
	1,769,074	285,123

Office
Operating lease commitments
Schedule of future minimum payments under non-cancelable operating leases

Future minimum payments under non-cancelable operating leases for office rental consist of the following as of December 31, 2014:

	RMB	US$
2015	138,196	22,273
2016	82,532	13,302
2017	26,033	4,196
2018	5,294	853
2019 and thereafter	—	—
	252,055	40,624